Schedule of accounts payable to related parties (Details) - Related Party [Member] - EUR (€)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Total	€ 300,328	€ 180,116	€ 170,888
San Raffaele Hospital (OSR) [Member]
Related Party Transaction [Line Items]
Total	€ 300,328	€ 180,116	€ 170,888